CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Loss from operations	$ 1,787,623				$ 5,301,491
Loss before income taxes	(14,001,087)				(5,047,405)
Net loss and comprehensive loss	(14,001,087)		$ (1,450)		(5,047,405)
Net loss attributable to common stockholders
Net loss per share attributable to common stockholders:
Basic and diluted	$ 0.00		$ 0.00		$ 0.00
Weighted-average shares used in computing net loss per share attributable to common stockholders
Basic and diluted	27,432,558		6,000,000	[1]	22,803,959
Formation and operating costs	$ 1,787,623		$ 1,450		$ 5,301,491
Basic and diluted	27,432,558		6,000,000	[1]	22,803,959
Basic and diluted	$ 0.00		$ 0.00		$ 0.00
Loss from operations	$ (1,787,623)				$ (5,301,491)
Other (expense) income:
Change in fair value of warrant liability	(12,220,600)				3,792,600
Loss on initial issuance of private warrants					(2,980,700)
Transaction costs associated with IPO					(603,941)
Interest earned on investments held in Trust Account	4,721				4,721
Unrealized gain on investments held in Trust Account	2,415				41,406
Other (expense) income, net	(12,213,464)				254,086
Loss before income taxes	$ (14,001,087)				$ (5,047,405)
Non-redeemable common stock
Net loss per share attributable to common stockholders:
Basic and diluted	$ (1.98)				$ (0.59)
Weighted-average shares used in computing net loss per share attributable to common stockholders
Basic and diluted	7,067,442				8,546,870
Basic and diluted	7,067,442				8,546,870
Basic and diluted	$ (1.98)				$ (0.59)
Sarcos Corp and Subsidiaries
Revenue, net	$ 1,143	$ 1,708			$ 2,942	$ 3,882	$ 8,813	$ 10,150
Operating expenses:
Cost of revenue	676	1,083			1,878	2,493	5,602	5,746
Research and development	4,054	3,340			6,869	6,642	14,117	12,904
General and administrative	2,921	1,924			5,235	3,706	7,297	7,510
Sales and marketing	1,163	593			1,819	1,285	2,796	2,338
Total operating expenses	8,814	6,940			15,801	14,126	29,812	28,498
Loss from operations	(7,671)	(5,232)			(12,859)	(10,244)	(20,999)	(18,348)
Interest income, net	(13)	9			(23)	57	40	305
Other income, net	28	18			28	31	34	4
Loss before income taxes	(5,262)	(5,205)			(10,460)	(10,156)	(20,925)	(18,039)
Provision for income taxes	1	0			1	0	1	1
Net loss and comprehensive loss	(5,263)	(5,205)			(10,461)	(10,156)	(20,926)	(18,040)
Net loss attributable to common stockholders	$ (5,263)	$ (5,205)			$ (10,461)	$ (10,156)	$ (20,926)	$ (18,040)
Net loss per share attributable to common stockholders:
Basic and diluted	$ (0.64)	$ (0.67)			$ (1.27)	$ (1.33)	$ (2.65)	$ (2.62)
Weighted-average shares used in computing net loss per share attributable to common stockholders
Basic and diluted	8,176,446	7,787,060			8,176,001	7,657,025	7,887,760	6,896,258
Gain on forgiveness of notes payable	$ 2,394				$ 0
Provision for income taxes	$ 1	$ 0			$ 1	$ 0	$ 1	$ 1
Basic and diluted	8,176,446	7,787,060			8,176,001	7,657,025	7,887,760	6,896,258
Basic and diluted	$ (0.64)	$ (0.67)			$ (1.27)	$ (1.33)	$ (2.65)	$ (2.62)
Loss from operations	$ 7,671	$ 5,232			$ 12,859	$ 10,244	$ 20,999	$ 18,348
Other (expense) income:
Loss before income taxes	$ (5,262)	$ (5,205)			$ (10,460)	$ (10,156)	$ (20,925)	$ (18,039)

[1]	Excluded up to 900,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On January 14, 2021, the Company effected a stock dividend of 0.2 shares of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 6,900,000 shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the stock dividend.